SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

9.     SHARE BASED COMPENSATION

On February 1, 2010, the shareholders and Board of Directors (the “Board”) of the Group approved a resolution which authorized the chairman of the Board to grant share options to its eligible employees, directors, officers and consultants of the Group of a number of Class A shares not exceeding 1,190,000 before July 1, 2017. On October 19, 2015, the shareholders and the Board approved a resolution to increase the authorized number to grant in the future up to 1,866,600 Class A shares. On July 1, 2017, in order to provide additional incentives to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts, the shareholders and the Board further approved a resolution to grants in the future up to 2,726,600 Class A shares. The options granted are vested either (i) immediately upon grant date; or (ii) over various vesting schedule which no more than four years. After the Group completed its IPO, all the new options were granted under 2019 Share Incentive Plan discussed below.

On October 31, 2019, the shareholders and the Board approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to directors, service provider, advisor, employees and consultants of the Group of a number of Class A shares not exceeding 1,105,300.

Employees

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	300,000	3.40	4.20	—	—
Exercised	(494,700)	—	5.12	—	—
Share options outstanding at June 30, 2021	857,100	3.37	5.61	6.96	2,182
Vested and exercisable at June 30, 2021	480,000	1.51	6.14	5.56	1,698

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

As of June 30, 2021, there was RMB 7,782 (US$1,205) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 1.23 years.

9.     SHARE BASED COMPENSATION (CONTINUED)

Nonemployees

The options granted to nonemployees are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	105,300	2.6	4.49	—	—
Forfeited	—	—	—	—	—
Exercised	(200,900)	4.89	5.03	—	—
Share options outstanding at June 30, 2021	351,700	6.40	4.84	8.25	483
Vested and exercisable at June 30, 2021	215,200	4.83	5.92	7.75	470

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

As of June 30, 2021, there was RMB1,019 (US$158) of total unrecognized nonemployee share-based compensation expenses, related to unvested share-based awards. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.64 years.

Fair value of options

Prior to January 1, 2021, the Company used binominal models for the stock option valuation. Starting from January 1, 2021, the Company used Black-Scholes simplified method instead of binominal model for valuation of new options issued for the six months ended June 30, 2021. The assumptions used to value the share options granted to employees and nonemployee were as follows:

	For the six months ended June 30,
	2020	2021
Risk-free interest rate	0.62%-0.70%	0.36%-0.85%
Expected volatility range	65%	86.3%-87.5%
Fair market value per ordinary share as at grant dates	US$3.7-7.7	US$2.8-5.6

9.     SHARE BASED COMPENSATION (CONTINUED)

The estimated fair value of the Group’s ordinary shares at their respective grant dates. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical of the Company since the IPO and the volatility ordinary shares of several comparable companies in the same industry. The expected exercise multiple is based on management’s estimation, which the Group believes is representative of the future.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	408	153	24
Selling and marketing expenses	686	824	128
Research and development expenses	2,761	1,846	286
General and administrative expenses	13,564	13,074	2,024
Total share-based compensation expenses	17,419	15,897	2,462

For the six months ended June 30, 2020 and 2021, the total fair value of options awarded was RMB9,758 and RMB11,189 (US$1,729), respectively.